Inventories and Supplies	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories and Supplies
17.
Inventories and Supplies

As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Commercial:
At net realizable value(1)	1,747	2,110
At cost	2,053	2,455
Network:
At net realizable value(1)	951	577
At cost	1,971	1,727
Others:
At net realizable value(1)	642	881
At cost	928	1,604
Total inventories and supplies at the lower of cost or net realizable value	3,340	3,568

(1) Amounts are net of allowance for inventory obsolescence and write-downs.

The cost of inventories and supplies recognized as expense for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(in million pesos)
Cost of sales	11,912	11,287	7,375
Repairs and maintenance	734	986	850
Provision for inventory obsolescence - continuing operations	89	408	847
Selling and promotions	—	4	9
	12,735	12,685	9,081

Changes in the allowance for inventory obsolescence and write-down for the years ended December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Balances at beginning of the year	2,218	2,688
Provisions (Note 5)	89	414
Disposals and other adjustments	(59)	(63)
Reversals	(252)	(70)
Cost of sales	(384)	(751)
Balances at end of the year	1,612	2,218